Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Nov. 30, 2019
Accounting Policies [Abstract]
Deferred revenue, revenue recognized	$ 0	$ 1,469,716	$ 0	$ 2,363,525
Deferred revenue	0		0		$ 0
Raw materials	172,829		172,829		172,830
Work in process	73,927		73,927		73,927
Finished goods	$ 0		$ 0		$ 102,374